File No. 333-105170

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

      THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST "GRIT",
                      SERIES 89 AND SERIES 90

                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


      FIRST TRUST PORTFOLIOS, L.P.   CHAPMAN AND CUTLER LLP
      Attn:  James A. Bowen          Attn:  Eric F. Fess
      1001 Warrenville Road          111 West Monroe Street
      Lisle, Illinois  60532         Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  August 31, 2006
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89
                                  714,899 UNITS





PROSPECTUS
Part One
Dated August 31, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The First Trust GNMA Reinvestment Income Trust "GRIT", Series 89 (the "Trust") is a unit investment trust which invests in a portfolio of fixed-rate mortgage-backed securities issued by Government National Mortgage Association of the modified pass-through type (the "Securities") representing pools of mortgages on 1- to 4-family dwellings with terms of up to 30 years. At July 3, 2006, each Unit represented a 1/714,899 undivided interest in the principal and net income of the Trust (see "The First Trust GNMA Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price per Unit

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.45% of the Public Offering Price (4.663% of the net amount invested). At July 3, 2006, the Public Offering Price per Unit was $9.225 plus net interest accrued to date of settlement (three business days after such date) of $0.0080 (see "Public Offering" in Part Two).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 6.14% per annum on July 3, 2006. Estimated Long-Term Return to Unit holders was 5.22% per annum on July 3, 2006. Estimated Current Return is determined by dividing the Trust's estimated net annual interest income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) factors in the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of the Securities in the Trust, and (2) takes into account a compounding factor, the sales charge expenses associated with each Unit of the Trust. Since the fair values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects maturities, estimated principal prepayments, discounts and premiums of the Securities in the trust while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Securities and with changes in the average life assumptions of the GNMA pools. See "Estimated Returns and Estimated Average Life" in Part Two.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 3, 2006
                      Sponsor: First Trust Portfolios L.P.
                 Evaluator: Securities Evaluation Service, Inc.
                          Trustee: The Bank of New York


GENERAL INFORMATION
Principal Amount of Securities in the Trust                                                              $6,153,269
Number of Units (rounded to the nearest whole unit)                                                         714,899
Fractional Undivided Interest in the Trust per Unit                                                       1/714,899
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                       $6,312,730
    Aggregate Value of Securities per Unit                                                                   $8.830
    Principal Cash, Estimated Principal Paydowns, and Expected Distribution                               $(11,354)
    Principal Cash, Estimated Principal Paydowns, and Expected Distribution, net per Unit                  $(0.016)
    Sales Charge 4.663% (4.45% of Public Offering Price)                                                     $0.411
    Public Offering Price per Unit                                                                           $9.225*
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.411 less than the Public Offering Price per Unit)                                                    $8.814*
Discretionary Liquidation Amount of the Trust (Lower of
    $2,000,000 or 40% of the aggregate principal amount of
    Securities deposited during the Initial Offering Period)                                             $2,000,000

Date Trust Established                                                                                  May 21, 2003
Mandatory Termination Date                                                                         December 31, 2032


*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price per Unit" herein and "Redeeming Your Units" and "How We Purchase Units" in Part Two).

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 3, 2006
                      Sponsor: First Trust Portfolios L.P.
                 Evaluator: Securities Evaluation Service, Inc.
                          Trustee: The Bank of New York

SPECIAL INFORMATION

Calculation of Estimated Net Annual Income per Unit:
    Estimated Annual Interest Income                                $0.603
    Less:   Estimated Annual Expense                               $(0.036)
Estimated Net Annual Interest Income                                $0.567

Estimated Daily Rate of Net Interest Accrual                        $0.0016
Estimated Current Return Based on Public Offering Price              6.14%
Estimated Long-Term Return Based on Public Offering Price            5.22%

Trustee's Annual Fee:  $0.0097 per Unit.

Evaluator's Annual Fee: $0.0030 per unit, plus $0.25 per evaluation for each issue of underlying securities in excess of 50 issues. Evaluations are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Portfolio supervision, bookkeeping, and administrative fees payable to an affiliate of the Sponsor: Maximum of $0.0030 per Unit annually.

Evaluations for purposes of purchase, sale or redemption price of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Creation and development fee: $0.50 per Unit, collected at the end of the initial offering period.

Income distributions will generally be made on the last day of each month to Unit holders of record on the first day of the month. Amounts in the Principal Account will generally be reinvested during the Reinvestment Period as defined. After the Reinvestment Period, distributions from the Principal Account will be made in December of each year and also in any month in which the amount available for distribution equals at least $1.00 per 100 units. See "Interest and Principal Distributions."

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of The First Trust GNMA
Reinvestment Income Trust "GRIT", Series 89


We have audited the statement of assets and liabilities of The First Trust GNMA Reinvestment Income Trust "GRIT", Series 89 (the "Trust"), including the schedule of investments, as of April 30, 2006, the related statements of operations and of changes in net assets for each of the two years then ended and for the period from May 21, 2003 (Initial Date of Deposit) to April 30, 2004. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The First Trust GNMA Reinvestment Income Trust "GRIT", Series 89, at April 30, 2006, and the results of its operations and changes in its net assets for each of the two years then ended and for the period from May 21, 2003 (Initial Date of Deposit) to April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
August 29, 2006

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2006

ASSETS
Securities, at fair value (cost, $7,831,394)                            $ 7,609,403
Accrued interest                                                             42,970
Receivable from investment transactions                                     244,294
Cash                                                                         49,151
                                                                        -----------
TOTAL ASSETS                                                            $ 7,945,818
                                                                        ===========

LIABILITIES AND NET ASSETS

Liabilities:
    Accrued liabilities                                                 $     9,369
    Unit redemptions payable                                                267,523
                                                                        -----------
TOTAL LIABILITIES                                                           276,892
                                                                        -----------

Net assets, applicable to 855,766 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                    7,831,394
    Net unrealized appreciation (depreciation)                             (221,991)
    Distributable funds (deficit), net of deferred sales charges
       of $552,612 and organization costs of $20,127                         59,523
                                                                        -----------
                                                                          7,668,926
                                                                        -----------
TOTAL LIABILITIES AND NET ASSETS                                        $ 7,945,818
                                                                        ===========
Net asset value per unit                                                $     8.961
                                                                        ===========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2006




The Securities consist of the following Government National Mortgage Association mortgage-backed securities of the modified pass-through type and comprise 99% of the net assets of the Trust:


       Principal       Coupon     Range of Stated      Total           Fair
        amount          rate      maturities (a)       Cost            Value


       $7,366,352      7.00%      2030 - 2032         $7,831,394     $7,609,403
       ==========                                     ==========     ==========










(a) The principal amount of securities listed by coupon rate and range of stated maturities represents an aggregate of individual securities having varying stated maturities within such range. Securities are grouped by coupon rate with a range of stated maturities because current market conditions accord no difference in price among the securities grouped together. The fair value of the securities could be affected by a change in their assumed average maturity or by the actual maturities of the individual securities.










See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89

                            STATEMENTS OF OPERATIONS


                                                                                                    Period from
                                                                                                   May 21, 2003
                                                                   Year ended April 30,           (Initial Date
                                                                                                  of Deposit) to
                                                        2006               2005                   April 30, 2004
Interest income                                         $    381,097       $     380,539        $   (22,946)

Expenses:
    Trustee's fees and related expenses                      (13,645)            (16,240)           (13,666)
    Evaluator's fees                                          (5,794)             (6,397)            (4,059)
    Portfolio supervision, bookkeeping and
       administrative fees                                    (3,144)             (4,038)            (3,936)
    Creation and development fees                                  -                   -            (86,685)
    Other expenses                                            (7,019)             (9,497)           (12,263)
                                                        ----------------------------------------------------
    Total expenses                                           (29,602)            (36,172)          (120,609)
                                                        ----------------------------------------------------

       Investment income (loss) - net                        351,495             344,367           (143,555)

Net gain (loss) on investments:
    Net realized gain (loss)                                  (9,084)             (9,996)                 -
    Change in net unrealized appreciation (depreciation)    (156,843)           (146,056)            80,909
                                                        ----------------------------------------------------
                                                            (165,927)           (156,056)            80,909
                                                        ----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                           $    185,568       $     188,315        $   (62,646)
                                                        ====================================================







See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     Period from
                                                                                                    May 21, 2003
                                                               Year ended April 30,               (Initial Date of
                                                                                                     Deposit) to
                                                          2006              2005                   April 30, 2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                        $    351,495      $      344,367        $     (143,555)
    Net realized gain (loss) on investments                     (9,084)             (9,996)                    -
    Change in net unrealized appreciation
       (depreciation) on investments                          (156,843)           (146,056)               80,909
                                                          ------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               185,568             188,315               (62,646)
                                                          ------------------------------------------------------

Units issued                                                         -                   -            18,280,786
    Deferred sales charge                                            -                   -              (545,650)
    Organization costs                                               -                   -               (19,774)
                                                          ------------------------------------------------------
    Total                                                            -                   -            17,715,362
                                                          ------------------------------------------------------

Unit redemptions                                            (3,835,480)         (4,545,712)                    -

Distributions to unit holders:
    Investment income - net                                   (619,920)           (852,869)             (710,400)
    Principal from investment transactions                           -                   -                     -
                                                          ------------------------------------------------------
    Total distributions                                       (619,920)           (852,869)             (710,400)
                                                          ------------------------------------------------------
Total increase (decrease) in net assets                     (4,269,832)         (5,210,266)           16,942,316

Net assets:
    Beginning of the period                                 11,938,758          17,149,024               206,708
                                                          ------------------------------------------------------
    End of the period                                     $  7,668,926      $   11,938,758        $   17,149,024
                                                          ======================================================
Distributable funds (deficit) at end of the year          $     59,523      $      623,861        $    1,206,752
                                                          ======================================================

Trust units:
    Beginning of the year                                    1,278,277           1,753,875                20,179
    Issued                                                           -                   -             1,733,696
    Redemptions                                               (422,511)           (475,598)                    -
                                                          ------------------------------------------------------
    End of the year                                            855,766           1,278,277             1,753,875
                                                          ======================================================
Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                  HE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89

                          NOTES TO FINANCIAL STATEMENTS



1.     Organization

The First Trust GNMA Reinvestment Income Trust "GRIT", Series 89 (the "Trust") is a unit investment trust which invests in a portfolio of fixed-rate mortgage-backed securities issued by Government National Mortgage Association of the modified pass-through type (the "Securities") representing pools of mortgages on 1- to 4-family dwellings with terms of up to 30 years. The Trust was established on May 21, 2003 and has a mandatory termination date of December 31, 2032.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of First Trust Portfolios L.P. (the "Sponsor"). The values of the Securities are based on (1) current bid prices for the Securities obtained from dealers or brokers who customarily deal in Securities comparable to those held by the Trust, (2) current bid prices of comparable securities, (3) appraisal on the bid side of the market or (4) any combination of the above.

Interest income - Interest income is recognized on the accrual basis. Interest income also includes the amortization of premium or discount on the Securities. The premium or discount is recognized on a pro rata basis as principal paydowns are received. Such amortization is included in the cost of Securities and not in Distributable funds because it is not currently available for distribution to Unit holders.

Security cost - The Trust's cost of its portfolio is based on the offering prices of the Securities on the date the Securities were deposited in the Trust plus the amortization of market premium or discount. Realized gain (loss) from Security transactions is reported on an identified cost basis. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust, which is an association taxable as a corporation under the Internal Revenue Code, has elected and intends to continue to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By qualifying for and electing such treatment, the Trust will not be subject to federal income tax on net investment income or net capital gains distributed to its unit holders. As the Trust distributes its entire net capital gains, if any, and net investment income each year, no federal income tax provision is required.

At April 30, 2006, the cost of securities for federal income tax purposes approximated $7,600,000. The difference between the federal income tax cost of securities and the financial statement cost is due to the calculation of the amortization of market premium and discount for tax purposes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $ 0.0097 per annum per Unit and an annual fee to an affiliate of the Sponsor of $0.0030 per Unit for providing supervisory services as well as bookkeeping and other administrative services. Such fees are based on the largest number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee was based on the largest number of units outstanding during the period for which compensation was paid. In addition, the Evaluator receives an annual fee based on $0.0030 per Unit outstanding plus $0.25 per evaluation for each issue of underlying securities in excess of 50 issues. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's statement of net assets, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $20,127, have been paid.

Reinvestment of Principal by the Trust - In an effort to minimize the effect of principal payments and prepayments, the Sponsor will direct the Trustee to reinvest all payments and prepayments of principal from the underlying Securities into additional GNMA Securities during the period when reinvestment is practical (the "Reinvestment Period"). At the Initial Date of Deposit, the Sponsor expected the Reinvestment Period to last 5 years. There may be times in which such reinvestment will not be feasible for reasons such as the additional GNMA Securities are not available.

Distributions to unit holders - Income distributions to unit holders are made on the last day of each month to unit holders of record on the first day of each month. Distributable funds do not include the amortization of premium or discount as discussed above under "Interest income" as such amortization is included in the cost of Securities. Principal distributions represent a taxable return of capital to unit holders.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2006 follows:

        Unrealized appreciation                     $    27,512
        Unrealized depreciation                        (249,503)
                                                    ------------
                                                    $  (221,991)
                                                    ============


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus a sales charge of 4.95% of the Public Offering Price, which was equivalent to approximately 5.02% of the net amount invested, exclusive of the deferred sales charge and creation and development fees. The maximum sales charge consists of the initial up-front sales charge of $0.139 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor in three monthly installments commencing February 20, 2004 and the creation and development fee.

5.     Financial highlights

Interest income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                     Period from
                                                                                                    May 21, 2003
                                                                      Year ended April 30,       (Initial Date of
                                                                                                     Deposit) to
                                                             2006               2005                April 30, 2004
Interest income                                              $    0.356         $    0.257          $   (0.017)
Expenses                                                         (0.028)            (0.024)             (0.093)
                                                             -------------------------------------------------
    Investment income (loss) - net                                0.328              0.233              (0.110)

Distributions to unit holders:
    Investment income - net                                      (0.569)            (0.571)             (0.415)
    Principal from investment transactions                             -                 -                   -

Net gain (loss) on investments                                   (0.138)            (0.100)              0.059
                                                             -------------------------------------------------
    Total increase (decrease) in net assets                      (0.379)            (0.438)             (0.466)

Net assets:
    Beginning of the period                                       9.340              9.778              10.244
                                                             -------------------------------------------------

    End of the period                                        $     8.961        $    9.340          $    9.778
                                                             =================================================

Total return                                                      2.03 %             1.36 %             (0.50)% *
Ratio of total expenses to average net assets                     0.31 %             0.27 %              1.04 %
Ratio of net investment income (loss) to
    average net assets                                            3.71 %             2.55 %             (1.23)%




*   Not annualized.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 89

                                    PART ONE
                         Must be Accompanied by Part Two

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                           First Trust Portfolios L.P.
                                                 1001 Warrenville Road
                                                 Lisle, Illinois 60532
                                                 (800) 621-1675

              TRUSTEE:                           The Bank of New York
                                                 101 Barclay Street
                                                 New York, New York 10286

              LEGAL COUNSEL                      Chapman and Cutler LLP
              TO SPONSOR:                        111 West Monroe Street
                                                 Chicago, Illinois 60603

              LEGAL COUNSEL                      Emmet, Marvin & Martin, LLP
              TO TRUSTEE:                        120 Broadway
                                                 New York, New York 10271

              INDEPENDENT                        Deloitte & Touche LLP
              REGISTERED PUBLIC                  111 South Wacker Drive
              ACCOUNTING FIRM:                   Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90
                                 2,051,137 UNITS





PROSPECTUS
Part One
Dated August 31, 2006

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two.

The Trust

The First Trust GNMA Reinvestment Income Trust "GRIT", Series 90 (the "Trust") is a unit investment trust which invests in a portfolio of fixed-rate mortgage-backed securities issued by Government National Mortgage Association of the modified pass-through type (the "Securities") representing pools of mortgages on 1- to 4-family dwellings with terms of up to 30 years. At July 3, 2006, each Unit represented a 1/2,051,137 undivided interest in the principal and net income of the Trust (see "The First Trust GNMA Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price per Unit

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.45% of the Public Offering Price (4.646% of the net amount invested). At July 3, 2006, the Public Offering Price per Unit was $9.170 plus net interest accrued to date of settlement (three business days after such date) of $0.0085 (see "Public Offering" in Part Two).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders was 6.82% per annum on July 3, 2006. Estimated Long-Term Return to Unit holders was 5.14% per annum on July 3, 2006. Estimated Current Return is determined by dividing the Trust's estimated net annual interest income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) factors in the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of the Securities in the Trust, and (2) takes into account a compounding factor, the sales charge expenses associated with each Unit of the Trust. Since the fair values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects maturities, estimated principal prepayments, discounts and premiums of the Securities in the trust while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Securities and with changes in the average life assumptions of the GNMA pools. See "Estimated Returns and Estimated Average Life" in Part Two.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 3, 2006
                      Sponsor: First Trust Portfolios L.P.
                 Evaluator: Securities Evaluation Service, Inc.
                          Trustee: The Bank of New York


GENERAL INFORMATION
Principal Amount of Securities in the Trust                                                             $16,789,804
Number of Units (rounded to the nearest whole unit)                                                       2,051,137
Fractional Undivided Interest in the Trust per Unit                                                     1/2,051,137
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                      $17,753,043
    Aggregate Value of Securities per Unit                                                                   $8.655
    Principal Cash, Estimated Principal Paydowns, and Expected Distribution                                $220,792
    Principal Cash, Estimated Principal Paydowns, and Expected Distribution, net per Unit                    $0.108
    Sales Charge 4.646% (4.45% of Public Offering Price)                                                     $0.408
    Public Offering Price per Unit                                                                           $9.170*
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.408 less than the Public Offering Price per Unit)                                                    $8.762*
Discretionary Liquidation Amount of the Trust (Lower of
    $2,000,000 or 40% of the aggregate principal amount of
    Securities deposited during the Initial Offering Period)                                             $2,000,000

Date Trust Established                                                                                  May 21, 2003
Mandatory Termination Date                                                                         December 31, 2031


*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price per Unit" herein and "Redeeming Your Units" and "How We Purchase Units" in Part Two).

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90
               SUMMARY OF ESSENTIAL INFORMATION AS OF JULY 3, 2006
                      Sponsor: First Trust Portfolios L.P.
                 Evaluator: Securities Evaluation Service, Inc.
                          Trustee: The Bank of New York


SPECIAL INFORMATION

Calculation of Estimated Net Annual Income per Unit:
    Estimated Annual Interest Income                                  $0.655
    Less:   Estimated Annual Expense                                 $(0.030)
Estimated Net Annual Interest Income                                  $0.625

Estimated Daily Rate of Net Interest Accrual                          $0.0017
Estimated Current Return Based on Public Offering Price                6.82%
Estimated Long-Term Return Based on Public Offering Price              5.14%

Trustee's Annual Fee:  $0.0097 per Unit.

Evaluator's Annual Fee: $0.0030 per unit, plus $0.25 per evaluation for each issue of underlying securities in excess of 50 issues. Evaluations are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Portfolio supervision, bookkeeping, and administrative fees payable to an affiliate of the Sponsor: Maximum of $0.0030 per Unit annually. Evaluations for purposes of purchase, sale or redemption price of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Creation and development fee: $0.50 per Unit, collected at the end of the initial offering period.

Income distributions will generally be made on the last day of each month to Unit holders of record on the first day of the month. Amounts in the Principal Account will generally be reinvested during the Reinvestment Period as defined. After the Reinvestment Period, distributions from the Principal Account will be made in December of each year and also in any month in which the amount available for distribution equals at least $1.00 per 100 units. See "Interest and Principal Distributions."

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Unit Holders of The First Trust GNMA
Reinvestment Income Trust "GRIT", Series 90


We have audited the statement of assets and liabilities of The First Trust GNMA Reinvestment Income Trust "GRIT", Series 90 (the "Trust"), including the schedule of investments, as of April 30, 2006, the related statements of operations and of changes in net assets for each of the two years then ended and for the period from May 21, 2003 (Initial Date of Deposit) to April 30, 2004. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust GNMA Reinvestment Income Trust "GRIT", Series 90, at April 30, 2006, and the results of its operations and changes in its net assets for each of the two years then ended and for the period from May 21, 2003 (Initial Date of Deposit) to April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Chicago, Illinois
August 29, 2006

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90

                       STATEMENT OF ASSETS AND LIABILITIES

                                 April 30, 2006

ASSETS
Securities, at fair value (cost, $19,354,598)                             $  18,783,642
Accrued interest                                                                118,510
Receivable from investment transactions                                         508,578
Cash                                                                             33,780
                                                                          -------------
TOTAL ASSETS                                                              $  19,444,510
                                                                          =============

LIABILITIES AND NET ASSETS

Liabilities:
    Accrued liabilities                                                   $      17,395
    Unit redemptions payable                                                     32,808
                                                                          -------------
TOTAL LIABILITIES                                                                50,203
                                                                          -------------

Net assets, applicable to 2,191,340 outstanding units
       of fractional undivided interest:
    Cost of Securities                                                       19,354,598
    Net unrealized appreciation (depreciation)                                 (570,956)
    Distributable funds (deficit), net of deferred sales charges
       of $1,311,789 and organization costs of $43,174                          610,665
                                                                          -------------
                                                                             19,394,307
                                                                          -------------

TOTAL LIABILITIES AND NET ASSETS                                          $  19,444,510
                                                                          =============

Net asset value per unit                                                  $       8.850
                                                                          =============


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2006




The Securities consist of the following Government National Mortgage Association mortgage-backed securities of the modified pass-through type and comprise 97% of the net assets of the Trust:


      Principal        Coupon     Range of Stated     Total           Fair
       amount           rate      maturities (a)      Cost            Value


    $ 17,776,538       8.00%      2029 - 2031       $19,354,598    $18,783,642
    ============                                    ===========    ===========










(b) The principal amount of securities listed by coupon rate and range of stated maturities represents an aggregate of individual securities having varying stated maturities within such range. Securities are grouped by coupon rate with a range of stated maturities because current market conditions accord no difference in price among the securities grouped together. The fair value of the securities could be affected by a change in their assumed average maturity or by the actual maturities of the individual securities.










See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90

                            STATEMENTS OF OPERATIONS


                                                                                                    Period from
                                                                                                   May 21, 2003
                                                                   Year ended April 30,           (Initial Date
                                                                                                  of  Deposit) to
                                                         2006             2005                     April 30, 2004
Interest income                                          $  820,171       $     659,004        $     (218,421)

Expenses:
    Trustee's fees and related expenses                     (30,586)            (37,286)              (30,597)
    Evaluator's fees                                        (17,584)            (20,159)              (13,616)
    Portfolio supervision, bookkeeping and
       administrative fees                                   (7,363)             (9,454)               (8,322)
    Creation and development fees                                 -                  -              (203,946)
    Other expenses                                          (15,212)            (18,100)              (21,075)
                                                         -----------------------------------------------------
    Total expenses                                          (70,745)            (84,999)             (277,556)
                                                         -----------------------------------------------------

       Investment income (loss) - net                        749,426            574,005              (495,977)

Net gain (loss) on investments:
    Net realized gain (loss)                                      -            (24,709)                    -
    Change in net unrealized appreciation (depreciation)    (370,467)          (606,783)              406,294
                                                         -----------------------------------------------------
                                                            (370,467)          (631,783)              406,294
                                                         -----------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations                            $   378,959      $     (57,487)       $      (89,683)
                                                         =====================================================






See notes to financial statements.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                     Period from
                                                                                                    May 21, 2003
                                                               Year ended April 30,               (Initial Date of
                                                                                                     Deposit) to
                                                          2006              2005                    April 30, 2004
Net increase (decrease) in net assets
       resulting from operations:
    Investment income (loss) - net                        $    749,426      $      574,005        $     (495,977)
    Net realized gain (loss) on investments                          -             (24,709)                    -
    Change in net unrealized appreciation
       (depreciation) on investments                           (370,467)          (606,783)              406,294
                                                          -------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                378,959            (57,487)              (89,683)
                                                          -------------------------------------------------------

Units issued                                                          -                  -            43,924,860
    Deferred sales charge                                             -                  -            (1,308,050)
    Organization costs                                                -                  -               (42,984)
                                                          -------------------------------------------------------
    Total                                                             -                  -           142,573,826
                                                          -------------------------------------------------------

Unit redemptions                                            (5,250,459)        (12,509,700)                    -

Distributions to unit holders:
    Investment income - net                                  (1,569,824)        (2,099,619)           (2,095,493)
    Principal from investment transactions                            -                  -                     -
                                                          -------------------------------------------------------
    Total distributions                                      (1,569,824)        (2,099,619)           (2,095,493)
                                                          -------------------------------------------------------
Total increase (decrease) in net assets                      (6,441,324)       (14,666,806)           40,388,650

Net assets:
    Beginning of the period                                  25,835,631         40,502,437               113,787
                                                          -------------------------------------------------------
    End of the period                                     $  19,394,307     $   25,835,631        $   40,502,437
                                                          =======================================================
Distributable funds (deficit) at end of the year          $     610,665     $    1,368,202        $    2,363,573
                                                          =======================================================

Trust units:
    Beginning of the year                                     2,773,118          4,089,756                10,837
    Issued                                                            -                  -             4,078,919
    Redemptions                                               (581,778)         (1,316,638)                    -
                                                          ------------------------------------------------------
    End of the year                                           2,191,340          2,773,118             4,089,756
                                                          ======================================================
Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                  HE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90

                          NOTES TO FINANCIAL STATEMENTS



1.     Organization

The First Trust GNMA Reinvestment Income Trust "GRIT", Series 90 (the "Trust") is a unit investment trust which invests in a portfolio of fixed-rate mortgage-backed securities issued by Government National Mortgage Association of the modified pass-through type (the "Securities") representing pools of mortgages on 1- to 4-family dwellings with terms of up to 30 years. The Trust was established on May 21, 2003 and has a mandatory termination date of December 31, 2031.


2.     Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of First Trust Portfolios L.P. (the "Sponsor"). The values of the Securities are based on (1) current bid prices for the Securities obtained from dealers or brokers who customarily deal in Securities comparable to those held by the Trust, (2) current bid prices of comparable securities, (3) appraisal on the bid side of the market or (4) any combination of the above.

Interest income - Interest income is recognized on the accrual basis. Interest income also includes the amortization of premium or discount on the Securities. The premium or discount is recognized on a pro rata basis as principal paydowns are received. Such amortization is included in the cost of Securities and not in Distributable funds because it is not currently available for distribution to Unit holders.

Security cost - The Trust's cost of its portfolio is based on the offering prices of the Securities on the date the Securities were deposited in the Trust plus the amortization of market premium or discount. Realized gain (loss) from Security transactions is reported on an identified cost basis. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust, which is an association taxable as a corporation under the Internal Revenue Code, has elected and intends to continue to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By qualifying for and electing such treatment, the Trust will not be subject to federal income tax on net investment income or net capital gains distributed to its unit holders. As the Trust distributes its entire net capital gains, if any, and net investment income each year, no federal income tax provision is required.

At April 30, 2006, the cost of securities for federal income tax purposes approximated $18,563,000. The difference between the federal income tax cost of securities and the financial statement cost is due to the calculation of the amortization of market premium and discount for tax purposes.

Expenses of the Trust - The Trust pays a fee for Trustee services of $ 0.0097 per annum per Unit and an annual fee to an affiliate of the Sponsor of $0.0030 per Unit for providing supervisory services as well as bookkeeping and other administrative services. Such fees are based on the largest number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee was based on the largest number of units outstanding during the period for which compensation was paid. In addition, the Evaluator receives an annual fee based on $0.0030 per Unit outstanding plus $0.25 per evaluation for each issue of underlying securities in excess of 50 issues. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's statement of net assets, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $43,174, have been paid.

Reinvestment of Principal by the Trust - In an effort to minimize the effect of principal payments and prepayments, the Sponsor will direct the Trustee to reinvest all payments and prepayments of principal from the underlying Securities into additional GNMA Securities during the period when reinvestment is practical (the "Reinvestment Period"). At the Initial Date of Deposit, the Sponsor expected the Reinvestment Period to last 5 years. There may be times in which such reinvestment will not be feasible for reasons such as the additional GNMA Securities are not available.

Distributions to unit holders - Income distributions to unit holders are made on the last day of each month to unit holders of record on the first day of each month. Distributable funds do not include the amortization of premium or discount as discussed above under "Interest income" as such amortization is included in the cost of Securities. Principal distributions represent a taxable return of capital to unit holders.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3.     Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at April 30, 2006 follows:

         Unrealized appreciation            $         -
         Unrealized depreciation               (570,956)
                                            -----------
                                            $  (570,956)
                                            ===========


4.     Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus a sales charge of 4.95% of the Public Offering Price, which was equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and creation and development fees. The maximum sales charge consists of the initial up-front sales charge of $0.153 per unit, the deferred sales charge of $.345 per unit which was paid to the Sponsor in three monthly installments commencing February 20, 2004 and the creation and development fee.

5.     Financial highlights

Interest income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.


                                                                                                     Period from
                                                                                                    May 21, 2003
                                                                     Year ended April 30,         (Initial Date of
                                                                                                     Deposit) to
                                                             2006               2005               April 30, 2004
Interest income                                              $     0.329        $    0.186          $   (0.073)
Expenses                                                         (0.028)            (0.024)             (0.092)
                                                             --------------------------------------------------
    Investment income (loss) - net                                0.301              0.162              (0.165)

Distributions to unit holders:
    Investment income - net                                      (0.624)            (0.626)             (0.599)
    Principal from investment transactions                             -                 -                   -

Net gain (loss) on investments                                   (0.143)            (0.123)              0.167
                                                             --------------------------------------------------
    Total increase (decrease) in net assets                      (0.466)            (0.587)             (0.597)

Net assets:
    Beginning of the period                                       9.316              9.903              10.500
                                                             --------------------------------------------------

    End of the period                                        $     8.850        $    9.316          $    9.903
                                                             ==================================================

Total return                                                      1.70 %             0.39 %              0.03 % *
Ratio of total expenses to average net assets                     0.32 %             0.26 %              1.02 %
Ratio of net investment income (loss) to
    average net assets                                            3.41 %             1.78 %             (1.83) %




*   Not annualized.

                 THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                                "GRIT", SERIES 90

                                    PART ONE
                         Must be Accompanied by Part Two

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR:                       First Trust Portfolios L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois 60532
                                              (800) 621-1675

               TRUSTEE:                       The Bank of New York
                                              101 Barclay Street
                                              New York, New York 10286

               LEGAL COUNSEL                  Chapman and Cutler LLP
               TO SPONSOR:                    111 West Monroe Street
                                              Chicago, Illinois 60603

               LEGAL COUNSEL                  Emmet, Marvin & Martin, LLP
               TO TRUSTEE:                    120 Broadway
                                              New York, New York 10271

               INDEPENDENT                    Deloitte & Touche LLP
               REGISTERED PUBLIC              111 South Wacker Drive
               ACCOUNTING FIRM:               Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.




             THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                              "GRIT" SERIES

PROSPECTUS
Part Two                                     NOTE: THIS PART TWO PROSPECTUS MAY
Dated April 28, 2006                                 ONLY BE USED WITH PART ONE

The First Trust GNMA Reinvestment Income Trust Series is a unit investment trust. The First Trust GNMA Reinvestment Income Trust Series has many separate series. The Part One which accompanies this Part Two describes one such series of the First Trust GNMA Reinvestment Income Trust Series. Each series of the First Trust GNMA Reinvestment Income Trust Series consists of one or more portfolios ("Trust(s)") which invest in fixed-rate mortgage-backed securities issued by Government National Mortgage Association ("GNMA")("Securities"). See Part One for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                            Table of Contents

The First Trust GNMA Reinvestment Income Trust Series    3
Portfolios                                               3
Estimated Returns and Estimated Average Life             3
Risk Factors                                             4
Public Offering                                          5
Distribution of Units                                    7
The Sponsor's Profits                                    7
The Secondary Market                                     7
How We Purchase Units                                    8
Expenses and Charges                                     8
Tax Status                                               8
Retirement Plans                                        10
Rights of Unit Holders                                  10
Interest and Principal Distributions                    11
Redeeming Your Units                                    11
Removing Securities from a Trust                        12
Amending or Terminating the Indenture                   13
Rating of the Units                                     13
Information on the Sponsor, Trustee and Evaluator       14
Other Information                                       15

                   The First Trust GNMA
             Reinvestment Income Trust Series

The First Trust GNMA Reinvestment Income Trust Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created several similar yet separate series of an investment company which we have named The First Trust GNMA Reinvestment Income Trust Series. See Part One for a description of the series and Trusts for which this Part Two
Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York as Trustee, First Trust Advisors L.P. as Portfolio Supervisor and Securities Evaluation Services, Inc. as Evaluator, governs the operation of the Trusts. Each Trust will terminate upon the redemption, sale or other disposition of the last Security held in such Trust, but in no case later than its Mandatory Termination Date set forth in "Summary of Essential Information."

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited portfolios of GNMA securities with the Trustee, and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Securities may periodically be redeemed, prepaid or sold under certain circumstances. These proceeds will be reinvested to the extent practicable during the Reinvestment Period or used to meet Trust obligations. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in a Trust. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                        Portfolios

Objectives.

The objective of each Trust is to provide a high level of current income through an investment in a portfolio of fixed-rate mortgage-backed securities representing pools of mortgages on 1- to 4-family dwellings issued by Ginnie Mae. The Securities, but not the Units or the Trusts, are backed by the full faith and credit of the U.S. government.

Reinvestment. In an effort to minimize the effect of principal payments and prepayments we will direct the Trustee to reinvest all payments and prepayments of principal from the underlying Securities into additional GNMA securities for as long as we think it is practical to do so (the "Reinvestment Period"). From each Trust's Initial Date of Deposit, the Sponsor expects the Reinvestment Period to last approximately 8-10 years for Series 71, 10-12 years for Series 68, 9-11 years for Series 72,73,74 and 75, 5-8 years for Series 77 and 78, 5 years for Series 79, 80, 81, 82, 83, 86, 87, 89, 90, 92, 94 and 95. The GNMA securities the Trustee purchased have similar maturities and interest rates as the Securities upon which the principal was received. There may, however, be times during the Reinvestment Period when reinvestment is not feasible because we don't have enough cash to purchase additional GNMA securities without incurring disproportionate expenses, additional GNMA securities are not available or for various other reasons. In those instances a Trust will generally hold the cash until additional purchases are possible or distribute the cash when we think additional purchases are not practical. There will be no attempt to time or delay the purchase of additional Securities for reinvestment to take advantage of market movements.

Of course, as with any similar investment, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" for a discussion of the risks of investing in the Trusts.

                   Estimated Returns and
                  Estimated Average Life

The Current and Long-Term Returns set forth in the "Summary of Essential Information" in Part One of this Prospectus are estimates and are designed to be comparative rather than predictive. We cannot predict your actual return, which will vary with Unit price, the reinvestment of principal, how long you hold your investment and with changes in the portfolio, interest income and expenses. In addition, neither rate reflects the true return you will receive, which will be lower, because neither includes the effect of certain delays in distributions. Estimated Current Return equals the estimated annual interest income to be received from the Securities less estimated annual Trust expenses, divided by the Public Offering Price per Unit (which includes the maximum sales charge). Estimated Long-Term Return is a measure of the estimated return over the Estimated Average Life of a Trust and is calculated using a formula which (1) factors in the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of the Securities, and
(2) takes into account a compounding factor, the sales charge and expenses. Unlike Estimated Current Return, Estimated Long-Term Return reflects maturities, estimated principal prepayments, discounts and premiums of the Securities in a Trust. We will provide you with estimated cash flows for your Trust at no charge upon your request.

In order to calculate Estimated Average Life of a Trust, an estimated prepayment rate for the remaining term of each Trust's mortgage pool must be determined. Each of the primary market makers in Ginnie Mae Securities use sophisticated computer models to determine the estimated prepayment rate. These computer models take into account a number of factors and assumptions including: actual prepayment data reported by GNMA for recent periods on a particular pool, the impact of aging on the prepayment of mortgage pools, the current interest rate environment, the coupon, the housing environment, historical trends on GNMA securities as a group, geographical factors and general economic trends. In determining the Estimated Average Life of the Securities in the Trusts we have relied upon the median of the estimated prepayment rates determined by primary market makers. We cannot be certain that this estimate will prove accurate or whether the estimated prepayment rates determined by other primary market makers would have provided a better estimate. Any difference between the estimate we use and the actual prepayment rate will affect the Estimated Long-Term Return of the Trusts.

                       Risk Factors

Price Volatility. The Trusts invest in mortgage-backed securities. The value of these Securities will decline with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. The value of the Securities will also fluctuate with changes in the general condition of the mortgage-backed securities market, changes in inflation rates or when political or economic events affecting Ginnie Mae occur.

Because the Trusts are not managed, the Trustee will not sell Securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of the Trusts will be positive over any period of time or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Mortgage-Backed Securities. Mortgage-backed securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual mortgage loans are "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

Fixed-rate mortgage-backed securities represent a pool of mortgage loans which pay a fixed rate of interest over the life of the loan. The value of fixed-rate mortgage-backed securities generally decreases when interest rates rise.

Guarantees. The Securities, but not the Units, are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae Securities are supported by the full faith and credit of the U.S. government. You should note that the guaranty does not apply to the market prices and yields of the Securities, which will vary with changes in interest rates and other market conditions.

Reinvestment Risk. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. In addition, we anticipate that the Trusts will receive unscheduled prepayments of principal prior to a Security's maturity date due to voluntary pre-payments, refinancing or foreclosure on the underlying mortgage loans. As discussed under "Portfolio" we intend to instruct the Trustee to reinvest principal payments and prepayments into additional Securities during the Reinvestment Period. Reinvestment during periods when interest rates are lower than those prevailing on the Initial Date of Deposit will have the effect of decreasing monthly distributions of interest income from a Trust. Reinvestment of principal into the Ginnie Maes eligible for inclusion in the Trusts will also have the effect of increasing the par value of the Units for reinvestment during periods of increasing interest rates from those prevailing at the Initial Date of Deposit and during periods of declining interest rates the par value of the Units will decrease. In addition, there may be times during the Reinvestment Period when reinvestment is not feasible because we don't have enough cash to purchase additional GNMA securities without incurring disproportionate expenses, additional GNMA securities are not available or for various other reasons. If the Trustee is unable to reinvest these proceeds, the impact on the Trusts would be a loss of anticipated interest, and a portion of its principal investment represented by any premium the Trust may have paid. The number and dollar amount of mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. If you receive principal payments earlier than you expect you may not be able to reinvest these proceeds into an instrument which provides a rate of return equal to or greater than the Trusts.

Interest Income. Since the Trusts can only distribute what each receives, interest distributions will decrease if principal payments and prepayments cannot be reinvested.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States which may have a negative impact on mortgage-backed securities or their issuers. In addition, litigation regarding Ginnie Mae or the mortgage-backed securities market may negatively impact the value of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the value of the Securities.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

-  The aggregate underlying value of the Securities;

-  The amount of any cash in the Interest and Principal Accounts;

-  Accrued interest on the Securities; and

-  The sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One of this prospectus due to various factors, including fluctuations in the aggregate underlying value of the Securities, changes in the value of the Interest and Principal Accounts and with the accrual of net interest on the Units.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Accrued Interest.

Accrued interest represents unpaid interest on a Security from the last day it paid interest. Interest on the Securities is paid monthly, although the Trusts accrue such interest daily. Because the Trusts always have an amount of interest earned but not yet collected, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. You will receive the amount, if any, of accrued interest you paid for on the next distribution date. In addition, if you sell or redeem your Units you will be entitled to receive your proportionate share of the accrued interest from the purchaser of your Units.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust.

Discounts for Certain Persons.

For Trusts other than Series 82 and 83, Series 84, Series 86 through 90, Series 92, and Series 94 and 95, if you invest at least $100,000 (except if you are purchasing for "Fee Accounts" as described below), the maximum sales charge is reduced, as follows:

                                         Your Maximum
If you invest                            Sales Charge
(in thousands):*                         will be:
_________________                        ____________
$100 but less than $250                  4.00%
$250 but less than $500                  3.75%
$500 but less than $1,000                3.50%
$1,000 or more                           2.75%

For Series 82 and 83:

                                         Your maximum
If you invest                            sales charge
(in thousands):*                         will be:
_________________                        ____________
$50 but less than $100                   4.60%
$100 but less than $250                  4.35%
$250 but less than $500                  3.85%
$500 but less than $1,000                2.85%
$1,000 or more                           1.95%

For Series 84:

                                         Your maximum
If you invest                            sales charge
(in thousands):*                         will be:
_________________                        ____________
$50 but less than $100                   4.60%
$100 but less than $250                  4.35%
$250 but less than $500                  3.85%
$500 but less than $1,000                2.85%
$1,000 or more                           1.95%

For Series 86 through 90:

                                         Your maximum
If you invest                            sales charge
(in thousands):*                         will be:
_________________                        ____________
$50 but less than $100                   4.70%
$100 but less than $250                  4.45%
$250 but less than $500                  3.95%
$500 but less than $1,000                2.95%
$1,000 or more                           2.05%

For Series 94 and 95:

                               Your maximum     Dealer
If you invest                  sales charge     concession
(in thousands):*               will be:         will be:
______________                 ____________     ___________
$50 but less than $100         4.70%            3.35%
$100 but less than $250        4.45%            3.25%
$250 but less than $500        3.95%            2.75%
$500 but less than $1,000      2.95%            2.00%
$1,000 or more                 2.05%            1.25%

* The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you can combine the Units you purchase of the Trusts. We will consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, sisters-in-law and brothers-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in the Trusts as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this evaluation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in the Trusts will be determined by the Evaluator as follows:

a) On the basis of current market bid prices for the Securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trusts;

b) If such prices are not available for any of the Securities, on the basis of current market bid prices of comparable securities;

c) By determining the value of the Securities on the bid side of the market by appraisal; or

d) By any combination of the above.

There is a period of a few days (usually five business days), beginning on the first day of each month, during which the total amount of payments (including prepayments, if any) of principal for the preceding month of the various mortgages underlying each Security will not yet have been reported by the issuer to Ginnie Mae. During this period, the precise principal amount of the Securities will not be known. During this period, for purposes of determining the aggregate underlying value of the Securities and the accrued interest on the Units, the Evaluator will base its valuation and calculations upon the average monthly principal distribution for the preceding twelve month period. We don't expect the differences in such principal amounts from month to month to be material. We will, however, adopt procedures to minimize the impact of such differences when necessary.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units during the secondary market at prices which represent a concession or agency commission of 2.75% of the Public Offering Price for Series 68 and 71 and 3.0% of the Public Offering Price for Series 72, 73, 74, 75, 77 and 78. For Series
79 and subsequent series, dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum transactional sales charge. We reserve the right to change the amount of concessions or agency commissions from time to time.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trust. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on the unit sales generated by such person during such programs. We make these payments out of our own assets, and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in "Public Offering."

In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units after the initial offering period and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. If you sell or redeem your Units before you have paid the total deferred sales charge on your Units, you will have to pay the remainder at that time.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of the Trusts are listed under "Summary of Essential Information" in Part One of this prospectus. If actual expenses exceed the estimate, the applicable Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Interest Account of such Trust if funds are available, and then from the Principal Account. The Interest and Principal Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and will be compensated for providing portfolio supervisory services as well as bookkeeping and other administrative services to the Trust. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trust. As Sponsor, we will receive brokerage fees when the Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating the Trust's registration statement yearly are also chargeable to the Trust.

The fees payable to First Trust Advisors L.P., the Evaluator and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year, except during the initial offering period, in which case these fees are calculated based on the largest number of Units outstanding during the period for which compensation is paid. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services exceed the actual cost of providing such services in such year.

In addition to a Trust's operating expenses, and the fees described above, the Trusts may also incur the following charges:

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect the Trusts and the rights and interests of the Unit holders;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Sponsor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. We cannot guarantee that the interest received will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Interest or Principal Accounts, the Trustee has the power to sell Securities to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the costs of these annual audits to the extent the cost exceeds $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

This section discusses some of the main U.S. federal income tax consequences of owning Units of the Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences. This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Trust Status.

The Trusts intend to qualify as "regulated investment companies" under the federal tax laws. If a Trust qualifies as a regulated investment company and distributes its income as required by the tax law, such Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates Trust distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gain regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from a Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends received from a Trust, because the dividends received deduction is generally not available for distributions from regulated investment companies.

If You Sell or Redeem Units.

If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

Taxation of Capital Gains and Losses.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2009. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Deductibility of Trust Expenses.

Expenses incurred and deducted by a Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Investors.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Trust will be characterized as dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by such Trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that such Trust makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the trust beginning prior to 2008, distributions from the trust that are properly designated by the trust as an interest-related dividend attributable to certain interest income received by the trust or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the trust may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the trust makes certain elections and certain other conditions are met.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of your Trust;

-  A list of the number of Units issued or transferred;

-  Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

-  The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of interest (if any) distributed. After the end of each calendar year, the Trustee will provide you:

- The amount of interest received by your Trust less deductions for payment of applicable taxes, fees and Trust expenses, redemption of Units and the balance remaining on the last business day of the calendar year;

- The amount of principal on the Securities and the net proceeds received therefrom less deduction for payment of applicable taxes, fees and Trust expenses, redemption of Units and the balance remaining on the last business day of the calendar year;

- The Securities held and the number of Units outstanding on the last business day of the calendar year;

- The Redemption Price per Unit on the last business day of the calendar year; and

- The amounts actually distributed during the calendar year from the Interest and Principal Accounts, separately stated.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

           Interest and Principal Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit any interest received on the Securities to the Interest Account. All other receipts, such as return of capital, are credited to the Principal Account of a Trust.

After deducting the amount of accrued interest the Trustee advanced to us as Unit holder of record as of the First Settlement Date, the Trustee will distribute any interest in the Interest Account on or near the Interest Distribution Dates to Unit holders of record on the preceding Interest Distribution Record Date. See "Summary of Essential
Information" in Part One of this prospectus. No interest distribution will be paid if accrued expenses of a Trust exceed amounts in the Interest Account on the Interest Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in interest received, with principal payments and prepayments and with the sale of Securities. During the Reinvestment Period, the Trustee will generally reinvest principal payments and prepayments into additional Securities. Amounts the Trustee is currently unable to reinvest will be held in the Principal Account until such time as reinvestment is possible or distributed to Unit holders if the Trustee determines that reinvestment is not possible. After the Reinvestment Period, the Trustee will distribute amounts in the Principal Account, net of amounts designated to meet redemptions or pay expenses, on the last day of each month to Unit holder of record on the first day of each month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only to deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing interest will be withdrawn from the Interest Account if funds are available for that purpose, or from the Principal Account. All other amounts paid on redemption will be taken from the Principal Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if the Trustee does not have your TIN, as generally discussed under "Interest and Principal Distributions."

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

-  For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Interest and Principal Accounts not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in a Trust; and

3. accrued interest on the Securities.

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made; and

5. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security has defaulted in the payment of principal or interest on the Securities;

- Any action or proceeding seeking to restrain or enjoin the payment of principal or interest on the Securities has been instituted;

- The issuer of the Security has breached a covenant which would affect the payment of principal or interest on the Security, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- Such factors arise which, in our opinion, adversely affect the tax or exchange control status of the Securities or a Trust; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

If a Security defaults in the payment of principal or interest and no provision for payment is made, the Trustee must notify us of this fact within 30 days. If we fail to instruct the Trustee whether to sell or hold the Security within 30 days of our being notified, the Trustee may, in its discretion, sell any defaulted Securities and will not be liable for any depreciation or loss incurred thereby.

Except in the limited instance in which a Trust acquires Replacement Securities, as described in The First Trust GNMA Reinvestment Income Trust Series, a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, except that we may instruct the Trustee to accept such an offer or to take any other action with respect thereto as we may deem proper if the issuer is in default with respect to such Securities or in our written opinion the issuer will likely default in respect to such Securities in the foreseeable future. Any obligations received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Securities originally deposited in a Trust. We may get advice from the Portfolio Supervisor before reaching a decision regarding the receipt of new or exchanged securities or property. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from a Trust. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities that we designate; or, without our direction, in its own discretion, in order to meet redemption requests or pay expenses. We will maintain a list with the Trustee of which

Securities should be sold. We may consider sales of units of unit investment trusts which we sponsor in making recommendations to the Trustee on the selection of broker/dealers to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of a Trust.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

-  To cure ambiguities;

-  To correct or supplement any defective or inconsistent provision;

-  To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate upon the redemption, sale or other disposition of the last Security held in such Trust, but in no case later than the Mandatory Termination Date. A Trust may be terminated earlier:

-  Upon the consent of 100% of the Unit holders;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 40% of the aggregate principal amount of Securities deposited in such Trust during the initial offering period (the "Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

You will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Interest and Principal Accounts, within a reasonable time after a Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

                    Rating of the Units

The Units of the Trusts are rated "AAA" or "AAAf" by Standard & Poor's Advisor Services, a division of The McGraw-Hill Companies ("Standard & Poor's"). Trusts rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets rated "AAA". Capacity to pay interest and repay principal is very strong in "AAA" rated securities. The credit quality rating reflects a Trust's protection against losses from credit defaults and the credit quality of a Trust's eligible investments and counterparties.

For GNMA 86 and subsequent series, Units of the Trusts are rated "AAAf."
 Standard & Poor's credit quality rating scale ranges from triple-`Af' (extremely strong protection against losses from credit defaults) to triple-`Cf' (extremely vulnerable to losses from credit defaults). Trusts rated triple-`Af' provide extremely strong protection against losses from credit defaults. "AAA" or "AAAf" are the highest ratings assigned by Standard & Poor's.

A rating should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of the Trust or the Units. Standard & Poor's has indicated that a rating is not a "market" rating nor a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of the Trust or sales of Securities from the Trust for less than their purchase price will reduce payment to Unit holders of the interest and principal required to be paid on such Securities. There is no guarantee that the "AAA" investment rating with respect to the Units will be renewed after it expires in 13 months from the Initial Date of Deposit. Standard & Poor's has not consented to, and will not consent to, being named an "expert" under U.S. securities laws, including without limitation,

Section 7 of the U.S. Securities Act of 1933. Standard & Poor's has been compensated for its services in rating Units of the Trusts.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

-  The First Trust Combined Series

-  FT Series (formerly known as The First Trust Special Situations Trust)

-  The First Trust Insured Corporate Trust

-  The First Trust of Insured Municipal Bonds

-  The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $70 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the NASD and Securities Investor Protection
Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 2005, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiaries was $37,849,711 (audited).

This information refers only to us and not to the Trust or to any series of the Trust or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC,

-  Terminate the Indenture and liquidate the Trusts, or

-  Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is Securities Evaluation Services, Inc. The Evaluator's address is 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP, 2 Wall Street, New York, New York 10005, acted as counsel for JPMorgan Chase Bank, as well as special New York tax counsel for the Trusts. Emmet, Marvin & Martin, LLP, 120 Broadway, New York, New York 10271, acts as counsel for The Bank of New York, which succeeded JPMorgan Chase Bank as Trustee of the Trusts on June 24, 2004.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus and registration statement have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

             THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST
                              "GRIT" SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                      FIRST TRUST PORTFOLIOS L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          The Bank of New York

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-784-1069

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-3969)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       The First Trust GNMA Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 28, 2006. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors                                                   1

Risk Factors

An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the underlying Securities and hence of the Units will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates, may be limited or negated by increased principal prepayments in respect of the underlying mortgages. For example, the high inflation during certain periods, together with the fiscal measures adopted to attempt to deal with it, has resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long-term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future or whether the reinvestment of principal will mitigate the impact of these fluctuations.

The portfolios of the Trusts consists of Ginnie Maes (or contracts to purchase Ginnie Maes) fully guaranteed as to payments of principal and interest by GNMA. Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities within each range set forth in "Schedules of Investments." Current market conditions accord little or no difference in price among individual Ginnie Mae securities with the same coupon within certain ranges of stated maturity dates on the basis of the difference in the maturity dates of each Ginnie Mae. A purchase of Ginnie Maes with the same coupon rate and maturity date within such range will be considered an acquisition of the same security for both additional deposits and for the reinvestment of principal. In the future, however, the difference in maturity ranges could affect market value of the individual Ginnie Maes. At such time, any additional purchases by the Trust will take into account the maturities of the individual securities. The mortgages underlying the Ginnie Maes in the Trust have an original stated maturity of up to 30 years.

The Trusts may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest coupons thereon are lower than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of Ginnie Maes purchased at a market discount will increase in value faster than Ginnie Maes purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of Ginnie Maes purchased at a market discount will decrease faster than Ginnie Maes purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Ginnie Maes and the prepayment benefit for lower yielding, discount Ginnie Maes will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

The Trusts may contain Securities which were acquired at a market premium. Such Securities trade at more than par value because the interest coupons thereon are higher than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Prepayments of principal on securities purchased at a market premium are more likely than prepayments on securities purchased at par or at a market discount and the level of prepayments will generally increase if interest rates decline. Market premium attributable to interest changes does not indicate market confidence in the issue.

The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher current return on Units may occur depending on (i) whether the price at which the respective Ginnie Maes were acquired by the Trust is lower or higher than par, (ii) whether principal is reinvested or distributed to Unit holders and (iii) if reinvestment occurs, whether the Ginnie Maes purchased by the Trustee with reinvested principal are purchased at a premium or discount from par. During periods of declining interest rates, prepayments of Ginnie Maes may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, (i) the reinvestment of principal may be at prices which result in a lower return on Units or (ii) principal will be distributed to Unit holders who cannot reinvest such principal distributions in other securities at an attractive yield.

Description of Securities. The Ginnie Maes included in the Trusts are backed by the indebtedness secured by underlying mortgage pools of up to 30 year mortgages on 1- to 4-family dwellings. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party, such as another mortgage banker, a banking institution, the Veterans Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-insured"), or Title V of the Housing Act of 1949 ("FMHA Insured") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of
Title 38, U.S.C. ("VA-guaranteed"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which GNMA issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of GNMA. All mortgages in the pools backing the Ginnie Maes contained in the Trusts are mortgages on 1-
 to 4-family dwellings (having a stated maturity of up to 30 years for Securities in the Trusts but an estimated average life of considerably less as set forth in "Special Information"). In general, the mortgages in these pools provide for equal monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate on the unpaid balance.

To obtain GNMA approval of a new pool of mortgages, the issuer will file with GNMA an application containing information concerning itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in order, GNMA will issue its commitment and will assign a GNMA pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer), the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guarantee thereon. The aggregate principal amount of Ginnie Maes issued will be equal to the then aggregate unpaid principal balances of the pooled mortgages. The interest rate borne by the Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

Ginnie Mae IIs consist of jumbo pools of mortgages from more than one issuer. By allowing pools to consist of multiple issuers, it allows for larger and more geographically diverse pools. Unlike Ginnie Mae Is, which have a minimum pool size of $1 million, Ginnie Mae IIs have a minimum pool size of $7 million. In addition, the interest rates on the mortgages within the Ginnie Mae II pools will vary unlike the mortgages within pools in Ginnie Mae Is which all have the same rate. The rates on the mortgages will vary from 1/2 of 1% to 1.50% above the coupon rate on the GNMA bond, which is allowed for servicing and custodial fees as well as the GNMA's guaranty fee. The major advantage of Ginnie Mae IIs lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

All of the Ginnie Maes in the Trusts, including the Ginnie Mae IIs, are of the "fully modified pass-through" type, i.e., they provide for timely monthly payments to the registered holders thereof (including the Trusts) of their pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers, including, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

The Ginnie Maes in the Trusts are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the Trusts are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of and interest on securities which are based on or backed by a trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit."* GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the Trusts) have no security interest in or lien on the underlying mortgages.

The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the Trust and not to the Units offered hereby.

Monthly payments of principal will be made, and additional prepayments of principal may be made, to each Trust in respect of the mortgages underlying the Ginnie Maes in the Trusts. All of the mortgages in the pools relating to the Ginnie Maes in the Trust are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Maes have a stated maturity of up to 30 years for the Trust, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, refinancings and payments from foreclosures, is considerably less.

In the mid-1970's, published yield tables for Ginnie Maes utilized a 12-year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid-1950's to the mid-1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable. THE ASSUMPTION IS NO LONGER AN ACCURATE MEASURE OF THE AVERAGE LIFE OF GINNIE MAES OR THEIR UNDERLYING SINGLE FAMILY MORTGAGE POOLS. RECENTLY IT HAS BEEN OBSERVED THAT MORTGAGES ISSUED AT HIGH INTEREST RATES HAVE EXPERIENCED ACCELERATED PREPAYMENT RATES WHICH WOULD INDICATE A SIGNIFICANTLY SHORTER AVERAGE LIFE THAN 12 YEARS. TODAY, RESEARCH ANALYSTS USE COMPLEX FORMULAE TO SCRUTINIZE THE PREPAYMENTS OF MORTGAGE POOLS IN AN ATTEMPT TO PREDICT MORE ACCURATELY THE AVERAGE LIFE OF GINNIE MAES.

A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in a Trust. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the estimates or experience of the FHA, other mortgage lenders, dealers or market makers or other Ginnie Mae investors. It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in a Trust. Even though the reinvestment of principal may mitigate the effects of prepayments of principal, the termination of a Trust might be accelerated as a result of prepayments made as described herein.

________________
* Any statement in this prospectus that a particular security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT

     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Registered
                          Public Accounting Firm


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust GNMA Reinvestment Income Trust "GRIT", Series 89 and Series 90, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on August 31, 2006.

                              The First Trust GNMA Reinvestment
                              Income Trust "GRIT", Series 89 and Series 90
                                    (Registrant)


                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Jason T. Henry
                                  Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

Judith M. Van Kampen       Director           )
                           of The Charger     )
                           Corporation, the   )  August 31, 2006
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )  Jason T. Henry
                           General Partner of )  Attorney-in-Fact**
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


    CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use in this Post-Effective Amendment No. 3 to Registration Statement 333-105170 of our reports dated August 29, 2006, relating to the financial statements of The First Trust GNMA Reinvestment Trust "GRIT", Series 89 and Series 90, appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP


Chicago, Illinois
August 29, 2006